Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

12. STOCKHOLDERS’ EQUITY (DEFICIT)

Public Offering and Conversion of Debt

The registration statement for the Company’s initial public offering (the “Initial Public Offering”) became effective on August 28, 2020. On September 1, 2020, the Company closed on the Initial Public Offering of 2,031,705 shares of its common stock at the public offering price of $6.00 per share, which includes 265,005 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $12,190,200. The net proceeds from the Initial Public Offering after deducting the underwriting discount and the underwriters’ fees and expenses were $10,789,000.

In addition, upon closing of the Initial Public Offering, the Company issued to the underwriters warrants to purchase an aggregate of 88,335 shares of common stock exercisable at a per share price of $7.50 for a term of four years beginning on August 28, 2021. The fair value of these warrants is $167,400.

Also, upon closing of the Initial Public Offering, the Company issued to Olympic 82,826 shares of its common stock as a result of the conversion of debt owed to Olympic in the amount of $442,000 and accrued interest of $55,000 and into shares of the Company’s common stock at the Initial Public Offering price per share of $6.00.

Follow-on Offering

The registration statement for the Company’s follow-on offering became effective on January 12, 2021. On January 15 and 20, 2021, the Company closed the follow-on offering of 9,200,000 shares of its common stock at the public offering price of $3.00 per share, which includes 1,200,000 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $27,600,000. The net proceeds from the follow-on offering after deducting the underwriting discount and the underwriters’ fees and expenses were $25,101,000.

In addition, upon closing of the follow-on offering, the Company issued to the underwriters warrants to purchase an aggregate of 400,000 shares of common stock exercisable at a per share price of $3.75 for a term of five years beginning on January 12, 2021 which vest on July 12, 2021. The fair value of these warrants is $453,800.

Common Stock

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31
Granted	-	$-
Exercised	(45,046)	$0.40
Forfeited/Cancelled	-	$-
Outstanding – March 31, 2021	397,126	$2.77
Exercisable – March 31, 2021	256,345	$2.18

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $6.50	397,126	6.09	$2.77	256,345	$2.18

For the three months ended March 31, 2020, the Company issued 33,784 options to a member of the Board of Directors. The options have an exercise price of $2.22 per share, a term of ten years, and vest 100% on February 7, 2021. The options have an aggregate fair value of approximately $100 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

For the three months ended March 31, 2021, the Company had 45,046 options exercised by a former employee. These shares were exercised at $0.40 per share for a total of $18,000 which has been included in additional paid in capital.

The Company recognized share-based compensation net of forfeitures related to options of an aggregate of $0 for the three months ended March 31, 2020.

The Company recognized share-based compensation net of forfeitures related to options of an aggregate of $76,600 for the three months ended March 31, 2021. As of March 31, 2021, unrecognized share-based compensation was $187,800.

The intrinsic value for outstanding and exercisable options as of March 31, 2020 was $0 and $0, respectively, and as of March 31, 2021 was $537,000 and $424,000, respectively.

(B) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40
Granted	400,000	$3.75
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – March 31, 2021	510,859	$4.25
Exercisable – March 31, 2021	22,524	$0.40

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $7.50	510,859	4.89	$4.25	22,524	$0.40

During the three months ended March 31, 2021, the Company issued 400,000 warrants in connection with its follow-on offering. The warrants have an exercise price of $3.75 share, a term of five years, and a six-month vesting period. The fair value of these warrants is $453,800 as of March 31, 2021 and is netted against proceeds. The value was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

The intrinsic value for outstanding and exercisable warrants as of March 31, 2021 was $62,400 and $62,400, respectively.

(C) Restricted Stock Unit (“RSU”) Plan

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – March 31, 20201	34,000	$4.53
Exercisable – March 31, 2021	17,000	$4.53

The Company periodically grants restricted stock awards to the Board of Directors and certain employees pursuant to the 2020 Plan. These typically are awarded on the first day of a fiscal quarter and fully vest on the last day of the quarter. The Company recognized $38,500 of stock compensation during the three months ended March 31, 2021. On March 31, 2021, there was $77,000 of unrecognized compensation related to non-vested restricted stock.

14. STOCKHOLDERS’ EQUITY (DEFICIT)

Public Offering and Conversion of Debt

The registration statement for the Company’s initial public offering became effective on August 28, 2020. On September 1, 2020, the Company closed on the initial public offering of 2,031,705 shares of common stock at the public offering price of $6.00 per share, which includes 265,005 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $12,190,200. The net proceeds from the initial public offering after deducting the underwriting discount and the underwriters’ fees and expenses were $10,789,000.

In addition, upon closing of the initial public offering, the Company issued to the underwriters warrants to purchase an aggregate of 88,335 shares of common stock exercisable at a per share price of $7.50 for a term of four years beginning on August 28, 2021. The fair value of these warrants is $167,400.

Also, upon closing of the initial public offering, the Company issued to Olympic Views, LLC (“Olympic”), 82,826 shares of common stock as a result of the conversion of debt owed to Olympic in the amount of $442,000 and accrued interest of $55,000 and into shares of the Company’s common stock at the public offering price per share of $6.00.

Common Stock

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2018	157,664	$0.42
Exercisable – December 31, 2018	-	$-
Granted	106,762	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	264,426	$0.41
Exercisable – December 31, 2019	117,218	$0.42
Granted	213,784	$4.79
Exercised	-	$-
Forfeited/Cancelled	(36,038)	$0.40
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $6.50	442,172	6.00	$2.53	219,085	$1.31

During the year ended December 31, 2019, the Company issued 106,762 options to a member of the board of directors and employees. The options have an exercise price of $0.40 per share, a term of 10 years, and 3 year vesting. The options have an aggregated fair value of approximately $9,000 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation. For the year ended December 31, 2019 the Company recognized share-based compensation related to options of an aggregate of 5,500.

During the year ended December 31, 2020, the Company issued 213,784 options to a member of the board of directors and employees. The options have an exercise price between $2.22 and $6.50 per share, a term of 5 to 10 years, and 1 to 2 year vesting. The options have an aggregated fair value of approximately $343,700 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation. For the year ended December 31, 2020 the Company recognized share-based compensation related to options of an aggregate of $71,900. On December 31, 2020, unrecognized share-based compensation was $264,600.

The intrinsic value for outstanding and exercisable options as of December 31, 2020 was $973,800 and $706,200, respectively, and as of December 31, 2019 was $0 and $0, respectively.

(B) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2018	-	$-
Exercisable – December 31, 2018	-	$-
Granted	22,524	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40
Granted	88,335	$7.50
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $7.50	110,859	5.51	$6.06	22,524	$0.40

On December 31, 2019, the total intrinsic value of warrants outstanding and exercisable was $0. During the year ended December 31, 2019, the Company issued 22,524 warrants to consultants. The warrants have an exercise price of $0.40 share, a term of 10 years, and immediate vesting. The warrants have an aggregated fair value of approximately $1,600 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

During the year ended December 31, 2020, the Company issued 88,335 warrants in connection with its initial public offering. The warrants have an exercise price of $7.50 share, a term of 5 years, and a 1-year vesting. The fair value of these warrants is $167,400 as of December 31, 2020 and is netted against proceeds. The value was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

The intrinsic value for outstanding and exercisable warrants as of December 31, 2020 was $89,200 and $89,200, respectively.

(C) Restricted Stock Unit (“RSU”) Plan

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2019	-	$-
Exercisable – December 31, 2019	-	$-
Granted	34,000	$4.53
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53

The Company periodically grants restricted stock awards to the board of directors and certain employees pursuant to the 2020 RSU plan. These typically are awarded on the first day of a fiscal quarter and fully vest on the last day of the quarter. The Company recognized $43,800 during the year ended December 31, 2020. On December 31, 2020 there was $115,500 unrecognized compensation related to non-vested restricted stock.